LOANS, NET - Maturity based on the remaining period to the payment due date (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Outstanding loans -
Direct loans, gross	S/ 111,503,072	S/ 106,841,003
Internal overdue loans -
Internal overdue loans and under legal collection loans	3,304,886	3,119,621
Direct gross loans	114,807,958	109,960,624
Up to 1 year [Member]
Outstanding loans -
Direct loans, gross	53,306,936	49,219,931
From 1 to 3 years [Member]
Outstanding loans -
Direct loans, gross	24,586,441	25,763,021
From 3 to 5 years [Member]
Outstanding loans -
Direct loans, gross	9,615,514	10,300,621
More than 5 years [Member]
Outstanding loans -
Direct loans, gross	23,994,181	21,557,430
Overdue 90 days [Member]
Internal overdue loans -
Internal overdue loans and under legal collection loans	692,161	635,893
Over 90 days [Member]
Internal overdue loans -
Internal overdue loans and under legal collection loans	S/ 2,612,725	S/ 2,483,728